DESCRIPTION OF THE PLAN (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum compensation threshold for after-tax contributions	$ 150,000
Matching contributions amount	$ 557,875,000	$ 598,265,000
Participant contributions vested, percentage	100.00%
Participants maximum annual contribution as percent of pre-tax compensation	50.00%
Participant contribution deferral, discretionary day payout, percentage	100.00%
Participant contribution deferral, Sales Incentive Program Bonus, percentage	100.00%
Participants additional annual contribution limit as percent of after-tax compensation	10.00%
Maximum annual after-tax contribution amount	$ 14,000
Participants maximum annual catch-up contribution as percent of pre-tax compensation	35.00%
Forfeitures used to reduce employer contributions	$ 9,021,000.000	21,936,000
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing to account balance, percentage	50.00%
General loan, borrowing term	5 years
Residential loan, borrowing term	15 years
Minimum
EBP, Description of Plan [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan interest rate	11.60%
Eligible before Jan 1, 2025
EBP, Description of Plan [Line Items]
Automatic enrollment period	90 days
Automatic deferral rate, percentage	6.00%
Eligible on or after Jan 1, 2023 but before Jan 1, 2025
EBP, Description of Plan [Line Items]
Automatic deferral rate annual increase, percentage	1.00%
Maximum automatic deferral rate, percentage	15.00%
Eligible on or after Jan 1, 2025
EBP, Description of Plan [Line Items]
Automatic enrollment period	90 days
Automatic deferral rate, percentage	3.00%
Automatic deferral rate annual increase, percentage	1.00%
Maximum automatic deferral rate, percentage	15.00%
Eligible on or after Jan 1, 2023 | Minimum
EBP, Description of Plan [Line Items]
UPS contribution based on vested service and business unit, percentage	5.00%
Eligible on or after Jan 1, 2023 | Maximum
EBP, Description of Plan [Line Items]
UPS contribution based on vested service and business unit, percentage	8.00%
Eligible on or after Jul 1, 2016 but before Jan 1, 2023 | Minimum
EBP, Description of Plan [Line Items]
UPS contribution based on vested service and business unit, percentage	3.00%
Eligible on or after Jul 1, 2016 but before Jan 1, 2023 | Maximum
EBP, Description of Plan [Line Items]
UPS contribution based on vested service and business unit, percentage	8.00%
Eligible before Aug 1, 2024
EBP, Description of Plan [Line Items]
Participant contribution deferral, Management Incentive Program (MIP), percentage	100.00%
Eligible on or after Aug 1, 2024
EBP, Description of Plan [Line Items]
Participant contribution deferral, Management Incentive Program (MIP), percentage	80.00%
Savings Plus
EBP, Description of Plan [Line Items]
Matching contributions amount	$ 129,290,000	141,847,000
UPS contributions vested, percentage	100.00%
Savings Plus | Eligible on or before Dec 31, 2007
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
UPS Retirement
EBP, Description of Plan [Line Items]
Matching contributions amount	$ 337,915,000	356,956,000
UPS contributions vested, percentage	100.00%
Vesting service period	3 years
UPS Retirement | Transition for certain participants hired before Dec 31, 2007
EBP, Description of Plan [Line Items]
Matching contributions amount	$ 90,670,000	$ 99,462,000